Share-Based Compensation And Other Related Information - Restricted Stock Unit Activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 3,936	$ 5,128
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,500	$ 1,800
Other equity instruments outstanding. beginning (shares | shares	426,400	396,572
Granted (shares) | shares	341,060	240,366
Paid out (shares) | shares	(198,344)	(197,320)
Forfeited (shares) | shares	(17,324)	(13,218)
Other equity instruments outstanding, ending (shares) | shares	551,792	426,400
Fair value of other equity instruments outstanding, beginning	$ 10,691	$ 13,730
Granted, fair value	5,567	5,818
Paid out, fair value	(3,402)	(4,829)
Forfeited, fair value	(283)	(329)
Change in value, fair value	(3,453)	(3,699)
Fair value of other equity instruments outstanding, ending	$ 9,120	$ 10,691